Document And Entity Information	Aug. 10, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 10, 2022
Entity Registrant Name	ZimVie Inc.
Entity Central Index Key	0001876588
Entity Emerging Growth Company	false
Entity File Number	001-41242
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	87-2007795
Entity Address, Address Line One	10225 Westmoor Drive
Entity Address, City or Town	Westminster
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80021
City Area Code	303
Local Phone Number	443-7500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ZIMV
Security Exchange Name	NASDAQ